Debt - Other Loans - Additional Information (Detail) In Thousands, unless otherwise specified																								12 Months Ended										1 Months Ended
	Dec. 31, 2008	Dec. 31, 2014 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2014 Gazprombank Facilities [Member] USD ($)	Dec. 31, 2014 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2013 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2014 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] Minimum [Member]	Dec. 31, 2014 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] Maximum [Member]	Dec. 31, 2014 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2013 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2014 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] Minimum [Member]	Dec. 31, 2012 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] Minimum [Member]	Dec. 31, 2014 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] Maximum [Member]	Dec. 31, 2012 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] Maximum [Member]	Dec. 31, 2014 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2014 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] Minimum [Member]	Dec. 31, 2014 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] Maximum [Member]	Dec. 31, 2014 Fortis Bank [Member] Banca Nazionale Del Lavoro S.p.A. (BNL) and BNP Paribas [Member] USD ($)	Dec. 31, 2013 Fortis Bank [Member] Banca Nazionale Del Lavoro S.p.A. (BNL) and BNP Paribas [Member] USD ($)	Dec. 31, 2014 Fortis Bank [Member] Banca Nazionale Del Lavoro S.p.A. (BNL) and BNP Paribas [Member] Minimum [Member]	Dec. 31, 2014 Fortis Bank [Member] Banca Nazionale Del Lavoro S.p.A. (BNL) and BNP Paribas [Member] Maximum [Member]	Dec. 31, 2014 Alfa-Bank [Member] Short-Term Russian Ruble and United States Dollar and Euro [Member] USD ($)	Sep. 30, 2013 Alfa-Bank [Member] Short-Term Russian Ruble and United States Dollar and Euro [Member] USD ($)	Dec. 31, 2014 Eurasian Development Bank [Member] Long Term Russian Ruble [Member] USD ($) Payments	Dec. 31, 2013 Eurasian Development Bank [Member] Long Term Russian Ruble [Member] USD ($)	Dec. 31, 2014 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2013 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2014 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] Minimum [Member]	Dec. 31, 2014 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] Maximum [Member]	Dec. 31, 2014 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2013 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2014 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] Minimum [Member]	Dec. 31, 2014 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] Maximum [Member]	Mar. 31, 2015 Raiffeisen Bank [Member] Subsequent Event [Member] USD ($)	Mar. 31, 2015 Raiffeisen Bank [Member] Subsequent Event [Member] RUB	Dec. 31, 2014 MCB [Member] Short-term U.S. Dollar Denominated Loan [Member] USD ($)	Dec. 31, 2013 MCB [Member] Short-term U.S. Dollar Denominated Loan [Member] USD ($)	Dec. 31, 2014 Other Banks [Member] USD ($)	Dec. 31, 2013 Other Banks [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt interest rate	12.00%					5.40%	14.00%			9.00%	6.80%	17.00%	7.30%			1.90%	2.70%			1.40%	7.10%		10.90%	11.50%				1.30%	3.80%			2.30%	5.70%
Credit facility outstanding amount				$ 618,367	$ 1,029,647			$ 60,070	$ 58,090					$ 53,204	$ 118,734			$ 395,663	$ 462,976				$ 150,000	$ 37,343	$ 71,322	$ 38,924	$ 67,104			$ 36,857	$ 53,510					$ 105,000	$ 105,000	$ 71,998	$ 100,697
Overdue principal amount			42,000	88,622										2,346				34,466						12,448		3,372				31,400								9,367
Overdue interest amount			42,780	9,968										123				508								169				96								722
Aggregate principal amount																								95,319
Number of equal installments																								12
Loan repayment period, description																								September 2013 through April 2016
Loans maturity period, range start																								2013-09
Loans maturity period, range end																								2016-04
Debt restructuring of credit facilities amount																																		29,091	1,700,000
Short-term debt bearing interest rate																																				8.00%
Fines and penalties on overdue interest amounts		$ 6,957